Consolidated Statements of Operations - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Revenue
Total Revenue	$ 861,410	$ 37,995
Less Cost of Goods Sold	(422,539)
Gross Profit	438,871	37,995
Operating Expenses
General and Administrative expenses	(3,170,992)	(4,353,189)
Loss from Operations	(2,732,121)	(4,315,194)
Other Income / (Expense)
Debt Forgiveness Income	93,761	369,206
Interest Expense	(32,472)	(23,268)
Interest Income	3,034	403,984
Rebate Income	2,019
Total Other Income	66,342	749,922
Loss Before Provision for Income Taxes	(2,665,779)	(3,565,272)
Provision for Income Taxes
Net Loss Before Non-Controlling Interest	(2,665,779)	(3,565,272)
Net Loss Attributable to Non-Controlling Interest	45,541
Net Loss Available to Common Shareholders	$ (2,620,238)	$ (3,565,272)
Basic and Diluted Net Loss per share	$ (0.34)	$ (1.00)
Basic and diluted Weighted Average Number of common shares outstanding	7,722,964	3,566,488
Franchise Royalties and License Fees [Member]
Revenue
Total Revenue	$ 478,023
Franchise Termination Revenue [Member]
Revenue
Total Revenue	44,984
Company Owned Stores Sales [Member]
Revenue
Total Revenue	174,042
Esports Revenue [Member]
Revenue
Total Revenue	$ 164,361	$ 37,995